20. OTHER INCOME	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 20. OTHER INCOME

Other income includes insurance proceeds of $50,000 related to business interruption losses caused by the superstorm known as Sandy in November 2012. These proceeds reimbursed costs incurred included in expenses in the accompanying statement of operations for the year ended December 31, 2012. The balance of the other income of $10,000 is from the recognition of non-refundable unearned income related to the termination of discussions with S.W.T.